SHARE CAPITAL - Options by exercise price (Details) $ / shares in Units, Unit16 in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Number of share options outstanding in share-based payment arrangement	8,316		8,322	8,237
Weighted average remaining contractual life of outstanding share options		2 years 7 months 2 days
Number of share options exercisable in share-based payment arrangement	5,210		6,461
Weighted average fair value of options granted in period | (per share)	$ 1.24	$ 0.38	$ 0.66
Share-based compensation expense for share options | $		$ 552	$ 611
Zero Point Six Five [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 0.65
Number of share options outstanding in share-based payment arrangement	1,587
Weighted average remaining contractual life of outstanding share options		5 months 5 days
Number of share options exercisable in share-based payment arrangement	1,587
Weighted average fair value of options granted in period	$ 0.65
Zero Point Seven One [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 0.71
Number of share options outstanding in share-based payment arrangement	1,009
Weighted average remaining contractual life of outstanding share options		11 months 12 days
Number of share options exercisable in share-based payment arrangement	1,009
Weighted average fair value of options granted in period	$ 0.71
Zero Point Eight Six [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 0.97
Number of share options outstanding in share-based payment arrangement	2,169
Weighted average remaining contractual life of outstanding share options		4 years 7 months 21 days
Number of share options exercisable in share-based payment arrangement	59
Weighted average fair value of options granted in period	$ 0.97
One Point Three One [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.16
Number of share options outstanding in share-based payment arrangement	502
Weighted average remaining contractual life of outstanding share options		4 years 2 months 9 days
Number of share options exercisable in share-based payment arrangement	191
Weighted average fair value of options granted in period	$ 1.16
One Point Five Seven [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.57
Number of share options outstanding in share-based payment arrangement	293
Weighted average remaining contractual life of outstanding share options		3 years 1 month 2 days
Number of share options exercisable in share-based payment arrangement	202
Weighted average fair value of options granted in period	$ 1.57
One Point Six [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.60
Number of share options outstanding in share-based payment arrangement	1,062
Weighted average remaining contractual life of outstanding share options		3 years 5 months 16 days
Number of share options exercisable in share-based payment arrangement	557
Weighted average fair value of options granted in period	$ 1.60
One Point Six Three [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 1.63
Number of share options outstanding in share-based payment arrangement	546
Weighted average remaining contractual life of outstanding share options		2 years 5 months 9 days
Number of share options exercisable in share-based payment arrangement	457
Weighted average fair value of options granted in period	$ 1.63
Two Point One Six [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.16
Number of share options outstanding in share-based payment arrangement	375
Weighted average remaining contractual life of outstanding share options		1 year 11 months 27 days
Number of share options exercisable in share-based payment arrangement	375
Weighted average fair value of options granted in period	$ 2.16
Two Point One Nine [Member]
Disclosure of classes of share capital [line items]
Exercise price of outstanding share options	$ 2.19
Number of share options outstanding in share-based payment arrangement	773
Weighted average remaining contractual life of outstanding share options		1 year 5 months 9 days
Number of share options exercisable in share-based payment arrangement	773
Weighted average fair value of options granted in period	$ 2.19